NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Reclassifications

The following table reflects the reclassification adjustment effect in the three months ended March 31, 2020:

	Before Reclassification		After Reclassification
	For the Three Months Ended		For the Three Months Ended
	March 31,		March 31,
	2020		2020

REVENUES:		REVENUES:
Technology systems	$513,674	Technology systems	$513,674
Technical support	345,187	Services and Consulting	477,271
Consulting	132,084	—	—

Total Revenue	990,945	Total Revenue	990,945

COST OF REVENUES:		COST OF REVENUES:
Technology systems	581,544	Technology systems	1,092,058
Technical support	234,276	Services and consulting	293,954
Consulting services	72,260	Overhead	260,421

Total Cost of Revenues	888,080	Total Cost of Revenues	1,646,433

GROSS MARGIN	102,865	GROSS MARGIN	(655,488)

OPERATING EXPENSES:		OPERATING EXPENSES:
Sales and marketing	139,852	Sales and marketing	139,852
Engineering	312,428	Research and development	40,639
Research and development	406,392	Administration	1,251,936
Administration	1,015,559	—	—
AI technologies	316,549	—	—

Total Operating Expenses	2,190,780	Total Operating Expenses	1,432,427

LOSS FROM OPERATIONS	$(2,087,915)	LOSS FROM OPERATIONS	$(2,087,915)

The following table reflects the reclassification adjustment effect for the year ended December 31, 2019:

	Before Reclassification		After Reclassification
	For the Year Ended		For the Year Ended
	December 31,		December 31,
	2019		2019
OPERATING EXPENSES:
Selling and marketing expenses	$421,535	Sales and marketing	$950,962
Salaries, wages and contract labor	5,570,140	Engineering	1,254,235
Research and development	431,425	Research and development	1,479,334
Professional fees	252,825	AI technologies	1,215,488
General and administrative expenses	2,212,035	Administration	3,987,941

Total Operating Expenses	$8,887,960		$8,887,960

Schedule of Disaggregation of Revenue Quantitative

Quantitative:

For the Three Months Ended March 31, 2021

Segments	Rail	Commercial	Government	Banking	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets

North America	$1,757,446	$55,842	$28,560	$22,829	$132,977	$157,100	$2,154,754

Major Goods and Service Lines

Turnkey Projects	$1,323,322	$—	$8,339	$1,537	$—	$—	$1,333,198
Maintenance & Support	434,124	55,842	20,221	21,292	—	—	531,479
Data Center Auditing Services	—	—	—	—	130,592	—	130,592
Software License	—	—	—	—	2,385	—	2,385
Algorithms	—	—	—	—	—	157,100	157,100
	$1,757,446	$55,842	$28,560	$22,829	$132,977	$157,100	$2,154,754

Timing of Revenue Recognition

Goods transferred over time	$1,323,322	$—	$8,339	$1,537	$132,977	$157,100	$1,623,275
Services transferred over time	434,124	55,842	20,221	21,292	—	—	531,479
	$1,757,446	$55,842	$28,560	$22,829	$132,977	$157,100	$2,154,754

For the Three Months Ended March 31, 2020

Segments	Rail	Commercial	Government	Banking	IT Suppliers	Total
Primary Geographical Markets

North America	$713,258	$74,335	$27,149	$44,119	$132,084	$990,945

Major Goods and Service Lines

Turnkey Projects	$481,110	$8,622	$—	$23,942	$—	$513,674
Maintenance & Support	232,148	65,713	27,149	20,177	—	345,187
Data Center Auditing Services	—	—	—	—	129,699	129,699
Software License	—	—	—	—	2,385	2,385
	$713,258	$74,335	$27,149	$44,119	$132,084	$990,945

Timing of Revenue Recognition

Goods transferred over time	$481,110	$8,622	$—	$23,942	$132,084	$645,758
Services transferred over time	232,148	65,713	27,149	20,177	—	345,187
	$713,258	$74,335	$27,149	$44,119	$132,084	$990,945

For the Year Ended December 31, 2020

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets
North America	$5,558,405	$298,705	$23,951	$687,293	$188,819	$273,604	$1,008,671	$8,039,448

Major Goods and Service Lines
Turnkey Projects	$4,131,155	$59,616	$33,363	$599,481	$132,515	$—	$—	$4,956,130
Technical Support	1,427,250	239,089	(9,412)	87,812	56,304	—	—	1,801,043
Data Center Auditing Services	—	—	—	—	—	266,449	—	266,449
Software License	—	—	—	—	—	7,155	—	7,155
Algorithms	—	—	—	—	—	—	1,008,671	1.008,671
	$5,558,405	$298,705	$23,951	$687,293	$188,819	$273,604	$1,008,671	$8,039,448

Timing of Revenue Recognition
Goods transferred over time	$4,131,155	$59,616	$33,363	$599,481	$132,515	$273,604	$1,008,671	$6,238,405
Services transferred over time	1,427,250	239,089	(9,412)	87,812	56,304	—	—	1,801,043
	$5,558,405	$298,705	$23,951	$687,293	$188,819	$273,604	$1,008,671	$8,039,448

For the Year Ended December 31, 2019

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Total
Primary Geographical Markets
North America	$11,201,794	$465,782	$99,841	$201,659	$1,371,821	$300,418	$13,641,315

Major Goods and Service Lines
Turnkey Projects	$10,020,318	$422,230	$70,545	$88,723	$1,361,622	$—	$11,963,438
Maintenance & Support	1,181,476	43,552	29,296	112,936	10,199	—	1,377,459
Data Center Auditing Services	—	—	—	—	—	246,658	246,658
Software License	—	—	—	—	—	53,760	53,760
	$11,201,794	$465,782	$99,841	$201,659	$1,371,821	$300,418	$13,641,315

Timing of Revenue Recognition
Goods transferred over time	$10,020,318	$422,230	$70,545	$88,723	$1,361,622	$300,418	$12,263,856
Services transferred over time	1,181,476	43,552	29,296	112,936	10,199	—	1,377,459
	$11,201,794	$465,782	$99,841	$201,659	$1,371,821	$300,418	$13,641,315